Schedule of other current liabilities (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)
Other Current Liabilities
Advance from customers	[1]		₨ 861,238	₨ 1,027,588
Statutory liabilities			73,936	117,823
Other liabilities			5,535	50,381
Interest accrued on term loan			3,036	1,545
Total		$ 10,058	₨ 943,744	₨ 1,197,337

[1]	Advances from customers primarily consist of amounts for future bookings of Airline tickets, Hotel bookings, Packages and freight forwarding services.